Financial liabilities designated at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2017
Financial liabilities designated at fair value through profit or loss [Abstract]
Financial liabilities designated at fair value through profit or loss

Financial liabilities designated at fair value through profit or loss as of December 31, 2016 and 2017 are as follows:

	2016		2017	Reason for designation
Deposits	~~W~~	6,282	—	Combined instrument
Equity-linked securities sold		7,024,194	5,865,990	Combined instrument
Derivatives-combined securities sold		2,193,032	2,394,646	Combined instrument
Securities sold		10,134	36,973	Evaluation and management on a fair value basis

	~~W~~	9,233,642	8,297,609